SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUS
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                     AMERICAN GENERAL LIFE INSURANCE COMPANY

                           VARIABLE SEPARATE ACCOUNT

                    WM Diversified Strategies Variable Annuity
                  WM Diversified Strategies III Variable Annuity
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           THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                          FS VARIABLE SEPARATE ACCOUNT

                  WM Diversified Strategies III Variable Annuity
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Effective on June 7, 2019, the following Underlying Funds of Principal
Variable Contracts Funds, Inc. ("PVC") are available to current contract owners for investment.

Underlying Funds           Managed by                      	   Trust
----------------           -------------------------------         ------
Core Plus Bond  	   Principal Global Investors, LLC	   PVC
Account

LargeCap Growth 	   Principal Global Investors, LLC	   PVC
Account I

Subsequent to the above fund additions, effective on or about June 7, 2019, the following Target Underlying Funds will be reorganized and merged into the Acquiring Underlying Funds as indicated below, as Class 1 shares.

Target Underlying    Acquiring Underlying   Managed by            Trust
Funds                Funds
-----------------    --------------------   ---------------       ------
Income Account       Core Plus Bond   	    Principal Global 	  PVC
		     Account 		    Investors, LLC

LargeCap Growth      LargeCap Growth        Principal Global 	  PVC
Account 	     Account I		    Investors, LLC

Following the close of business on June 14, 2019, Class 2 shares will automatically convert into Class 1 shares for the Underlying Funds listed below, as approved by the Board of Directors of Principal Variable Contracts Funds, Inc. Please refer to the Principal Variable Contracts Funds, Inc. prospectus for more details.

Underlying Funds           Managed by                      	  Trust
----------------           ------------------------------         ------
Diversified 		   Principal Global Investors, LLC        PVC
International Account

Governement &              Principal Global Investors, LLC        PVC
High Quality Bond
Account

Short-Term Income	   Principal Global Investors, LLC	  PVC
Account


Dated:  June 7, 2019

             Please keep this Supplement with your Prospectus